DUNHAM FUNDS

BOND FUNDS

Dunham Corporate/Government Bond Fund

Class A (DACGX)

Class C (DCCGX)

Class N (DNCGX)

Dunham Floating Rate Bond Fund

Class A (DAFRX)

Class C (DCFRX)

Class N (DNFRX

Dunham High-Yield Bond Fund

Class A (DAHYX)

Class C (DCHYX)

Class N (DNHYX)

Dunham International Opportunity Bond Fund

Class A (DAIOX)

Class C (DCIOX)

Class N (DNIOX)

U.S. VALUE FUNDS

Dunham Large Cap Value Fund

Class A (DALVX)

Class C (DCLVX)

Class N (DNLVX)

Dunham Small Cap Value Fund

Class A (DASVX)

Class C (DCSVX)

Class N (DNSVX)

U.S. GROWTH FUNDS

Dunham Focused Large Cap Growth Fund

Class A (DAFGX)

Class C (DCFGX)

Class N (DNFGX)

Dunham Small Cap Growth Fund

Class A (DADGX)

Class C (DCDGX)

Class N (DNDGX)

INTERNATIONAL EQUITY FUNDS

Dunham Emerging Markets Stock Fund

Class A (DAEMX)

Class C (DCEMX)

Class N (DNEMX)

Dunham International Stock Fund

Class A (DAINX)

Class C (DCINX)

Class N (DNINX)

ALTERNATIVE FUNDS

Dunham Dynamic Macro Fund

Class A (DAAVX)

Class C (DCAVX)

Class N (DNAVX)

Dunham Long/Short Credit Fund

Class A (DAAIX)

Class C (DCAIX)

Class N (DNAIX)

Dunham Monthly Distribution Fund

Class A (DAMDX)

Class C (DCMDX)

Class N (DNMDX)

Dunham Real Estate Stock Fund

Class A (DAREX)

Class C (DCREX)

Class N (DNREX)

(each a “Fund” and collectively the “Funds”)

Incorporated herein by reference is the definitive version of the Prospectus supplement for the above-referenced Funds filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on April 16, 2020 (SEC Accession No. 0001580642-20-001627).